Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution Income Portfolio
Voya Index Solution 2025 Portfolio
Voya Index Solution 2030 Portfolio
Voya Index Solution 2035 Portfolio
Voya Index Solution 2040 Portfolio
Voya Index Solution 2045 Portfolio
Voya Index Solution 2050 Portfolio
Voya Index Solution 2055 Portfolio
Voya Index Solution 2060 Portfolio
Voya Index Solution 2065 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
1.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution Income Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.22	0.22	0.22	0.22
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.08	0.08	0.08	0.08
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.95	0.45	0.70	0.85
Waivers and Reimbursements4%		(0.26)	(0.26)	(0.26)	(0.26)
Total Annual Fund Operating Expenses After Waivers and	%	0.69	0.19	0.44	0.59
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
2.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution Income Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$70	277	500	1,143
I	$19	118	226	542
S	$45	198	364	846
S2	$60	245	446	1,025
3.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2025 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.08	0.08	0.08	0.08
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.94	0.44	0.69	0.84
Waivers and Reimbursements4%		(0.25)	(0.25)	(0.25)	(0.25)
Total Annual Fund Operating Expenses After Waivers and	%	0.69	0.19	0.44	0.59
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
4.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2025 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$70	275	496	1,132
I	$19	116	221	530
S	$45	196	359	835
S2	$60	243	441	1,014
5.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2030 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.10	0.10	0.10	0.10
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.25)	(0.25)	(0.25)	(0.25)
Total Annual Fund Operating Expenses After Waivers and	%	0.71	0.21	0.46	0.61
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
6.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2030 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$73	281	507	1,155
I	$22	122	233	555
S	$47	202	370	859
S2	$62	249	452	1,038
7.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2035 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.09	0.09	0.09	0.09
Acquired Fund Fees and Expenses	%	0.16	0.16	0.16	0.16
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.72	0.22	0.47	0.62
Reimbursements
1Expense information has been restated to reflect current contractual rates.
2
3
4
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
8.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2035 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$74	282	507	1,156
I	$23	123	234	556
S	$48	203	371	860
S2	$63	250	453	1,039
9.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2040 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.13	0.13	0.13	0.13
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.99	0.49	0.74	0.89
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.75	0.25	0.50	0.65
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
10.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2040 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$77	291	524	1,191
I	$26	133	250	593
S	$51	212	388	896
S2	$66	260	470	1,074
11.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2045 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.10	0.10	0.10	0.10
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.72	0.22	0.47	0.62
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
12.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2045 Portfolio's the Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$74	282	507	1,156
I	$23	123	234	556
S	$48	203	371	860
S2	$63	250	453	1,039
13.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2050 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.17	0.17	0.17	0.17
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.02	0.52	0.77	0.92
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.78	0.28	0.53	0.68
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
14.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2050 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$80	301	540	1,226
I	$29	143	267	630
S	$54	222	404	932
S2	$69	269	486	1,109
15.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2055 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.15	0.15	0.15	0.15
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.00	0.50	0.75	0.90
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.76	0.26	0.51	0.66
Reimbursements
1Expense information has been restated to reflect current contractual rates.
2
3
4
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
16.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2055 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$78	295	529	1,203
I	$27	136	256	605
S	$52	216	393	908
S2	$67	263	475	1,086
17.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2060 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.21	0.21	0.21	0.21
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.06	0.56	0.81	0.96
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.82	0.32	0.57	0.72
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
18.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2060 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$84	313	561	1,272
I	$33	155	289	678
S	$58	235	426	979
S2	$74	282	507	1,156
19.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2065 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.36	0.36	0.36	0.36
Acquired Fund Fees and Expenses	%	0.16	0.16	0.16	0.16
Total Annual Fund Operating Expenses3%		1.22	0.72	0.97	1.12
Waivers and Reimbursements4%		(0.42)	(0.42)	(0.42)	(0.42)
Total Annual Fund Operating Expenses After Waivers and	%	0.80	0.30	0.55	0.70
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
20.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2065 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$82	346	630	1,440
I	$31	188	359	855
S	$56	267	495	1,151
S2	$72	314	576	1,326

Voya Index Solution Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution Income Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
1.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution Income Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.22	0.22	0.22	0.22
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.08	0.08	0.08	0.08
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.95	0.45	0.70	0.85
Waivers and Reimbursements4%		(0.26)	(0.26)	(0.26)	(0.26)
Total Annual Fund Operating Expenses After Waivers and	%	0.69	0.19	0.44	0.59
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
2.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution Income Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$70	277	500	1,143
I	$19	118	226	542
S	$45	198	364	846
S2	$60	245	446	1,025

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution Income Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.69%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 70
3 Yrs	rr_ExpenseExampleYear03	277
5 Yrs	rr_ExpenseExampleYear05	500
10 Yrs	rr_ExpenseExampleYear10	$ 1,143
Voya Index Solution Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.19%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 19
3 Yrs	rr_ExpenseExampleYear03	118
5 Yrs	rr_ExpenseExampleYear05	226
10 Yrs	rr_ExpenseExampleYear10	$ 542
Voya Index Solution Income Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.44%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 45
3 Yrs	rr_ExpenseExampleYear03	198
5 Yrs	rr_ExpenseExampleYear05	364
10 Yrs	rr_ExpenseExampleYear10	$ 846
Voya Index Solution Income Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.59%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 60
3 Yrs	rr_ExpenseExampleYear03	245
5 Yrs	rr_ExpenseExampleYear05	446
10 Yrs	rr_ExpenseExampleYear10	$ 1,025
Voya Index Solution 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2025 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
3.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2025 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.08	0.08	0.08	0.08
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.94	0.44	0.69	0.84
Waivers and Reimbursements4%		(0.25)	(0.25)	(0.25)	(0.25)
Total Annual Fund Operating Expenses After Waivers and	%	0.69	0.19	0.44	0.59
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
4.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2025 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$70	275	496	1,132
I	$19	116	221	530
S	$45	196	359	835
S2	$60	243	441	1,014

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2025 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.69%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 70
3 Yrs	rr_ExpenseExampleYear03	275
5 Yrs	rr_ExpenseExampleYear05	496
10 Yrs	rr_ExpenseExampleYear10	$ 1,132
Voya Index Solution 2025 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.19%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 19
3 Yrs	rr_ExpenseExampleYear03	116
5 Yrs	rr_ExpenseExampleYear05	221
10 Yrs	rr_ExpenseExampleYear10	$ 530
Voya Index Solution 2025 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.44%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 45
3 Yrs	rr_ExpenseExampleYear03	196
5 Yrs	rr_ExpenseExampleYear05	359
10 Yrs	rr_ExpenseExampleYear10	$ 835
Voya Index Solution 2025 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.59%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 60
3 Yrs	rr_ExpenseExampleYear03	243
5 Yrs	rr_ExpenseExampleYear05	441
10 Yrs	rr_ExpenseExampleYear10	$ 1,014
Voya Index Solution 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2030 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
5.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2030 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.10	0.10	0.10	0.10
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.25)	(0.25)	(0.25)	(0.25)
Total Annual Fund Operating Expenses After Waivers and	%	0.71	0.21	0.46	0.61
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
6.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2030 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$73	281	507	1,155
I	$22	122	233	555
S	$47	202	370	859
S2	$62	249	452	1,038

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2030 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.71%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 73
3 Yrs	rr_ExpenseExampleYear03	281
5 Yrs	rr_ExpenseExampleYear05	507
10 Yrs	rr_ExpenseExampleYear10	$ 1,155
Voya Index Solution 2030 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.21%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 22
3 Yrs	rr_ExpenseExampleYear03	122
5 Yrs	rr_ExpenseExampleYear05	233
10 Yrs	rr_ExpenseExampleYear10	$ 555
Voya Index Solution 2030 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.46%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 47
3 Yrs	rr_ExpenseExampleYear03	202
5 Yrs	rr_ExpenseExampleYear05	370
10 Yrs	rr_ExpenseExampleYear10	$ 859
Voya Index Solution 2030 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.61%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 62
3 Yrs	rr_ExpenseExampleYear03	249
5 Yrs	rr_ExpenseExampleYear05	452
10 Yrs	rr_ExpenseExampleYear10	$ 1,038
Voya Index Solution 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2035 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
7.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2035 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.09	0.09	0.09	0.09
Acquired Fund Fees and Expenses	%	0.16	0.16	0.16	0.16
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.72	0.22	0.47	0.62
Reimbursements
1Expense information has been restated to reflect current contractual rates.
2
3
4
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
8.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2035 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$74	282	507	1,156
I	$23	123	234	556
S	$48	203	371	860
S2	$63	250	453	1,039

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2035 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.72%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 74
3 Yrs	rr_ExpenseExampleYear03	282
5 Yrs	rr_ExpenseExampleYear05	507
10 Yrs	rr_ExpenseExampleYear10	$ 1,156
Voya Index Solution 2035 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.22%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 23
3 Yrs	rr_ExpenseExampleYear03	123
5 Yrs	rr_ExpenseExampleYear05	234
10 Yrs	rr_ExpenseExampleYear10	$ 556
Voya Index Solution 2035 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.47%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 48
3 Yrs	rr_ExpenseExampleYear03	203
5 Yrs	rr_ExpenseExampleYear05	371
10 Yrs	rr_ExpenseExampleYear10	$ 860
Voya Index Solution 2035 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.62%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 63
3 Yrs	rr_ExpenseExampleYear03	250
5 Yrs	rr_ExpenseExampleYear05	453
10 Yrs	rr_ExpenseExampleYear10	$ 1,039
Voya Index Solution 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2040 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
9.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2040 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.13	0.13	0.13	0.13
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.99	0.49	0.74	0.89
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.75	0.25	0.50	0.65
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
10.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2040 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$77	291	524	1,191
I	$26	133	250	593
S	$51	212	388	896
S2	$66	260	470	1,074

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2040 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 77
3 Yrs	rr_ExpenseExampleYear03	291
5 Yrs	rr_ExpenseExampleYear05	524
10 Yrs	rr_ExpenseExampleYear10	$ 1,191
Voya Index Solution 2040 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.25%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 26
3 Yrs	rr_ExpenseExampleYear03	133
5 Yrs	rr_ExpenseExampleYear05	250
10 Yrs	rr_ExpenseExampleYear10	$ 593
Voya Index Solution 2040 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.50%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 51
3 Yrs	rr_ExpenseExampleYear03	212
5 Yrs	rr_ExpenseExampleYear05	388
10 Yrs	rr_ExpenseExampleYear10	$ 896
Voya Index Solution 2040 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.65%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 66
3 Yrs	rr_ExpenseExampleYear03	260
5 Yrs	rr_ExpenseExampleYear05	470
10 Yrs	rr_ExpenseExampleYear10	$ 1,074
Voya Index Solution 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2045 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
11.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2045 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.10	0.10	0.10	0.10
Acquired Fund Fees and Expenses	%	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%		0.96	0.46	0.71	0.86
Waivers and Reimbursements4%		(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and	%	0.72	0.22	0.47	0.62
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
12.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2045 Portfolio's the Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$74	282	507	1,156
I	$23	123	234	556
S	$48	203	371	860
S2	$63	250	453	1,039

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2045 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.72%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 74
3 Yrs	rr_ExpenseExampleYear03	282
5 Yrs	rr_ExpenseExampleYear05	507
10 Yrs	rr_ExpenseExampleYear10	$ 1,156
Voya Index Solution 2045 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.22%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 23
3 Yrs	rr_ExpenseExampleYear03	123
5 Yrs	rr_ExpenseExampleYear05	234
10 Yrs	rr_ExpenseExampleYear10	$ 556
Voya Index Solution 2045 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.47%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 48
3 Yrs	rr_ExpenseExampleYear03	203
5 Yrs	rr_ExpenseExampleYear05	371
10 Yrs	rr_ExpenseExampleYear10	$ 860
Voya Index Solution 2045 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.21%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.62%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 63
3 Yrs	rr_ExpenseExampleYear03	250
5 Yrs	rr_ExpenseExampleYear05	453
10 Yrs	rr_ExpenseExampleYear10	$ 1,039
Voya Index Solution 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2050 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
13.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2050 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.17	0.17	0.17	0.17
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.02	0.52	0.77	0.92
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.78	0.28	0.53	0.68
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
14.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2050 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$80	301	540	1,226
I	$29	143	267	630
S	$54	222	404	932
S2	$69	269	486	1,109

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2050 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.78%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 80
3 Yrs	rr_ExpenseExampleYear03	301
5 Yrs	rr_ExpenseExampleYear05	540
10 Yrs	rr_ExpenseExampleYear10	$ 1,226
Voya Index Solution 2050 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.28%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 29
3 Yrs	rr_ExpenseExampleYear03	143
5 Yrs	rr_ExpenseExampleYear05	267
10 Yrs	rr_ExpenseExampleYear10	$ 630
Voya Index Solution 2050 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.53%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 54
3 Yrs	rr_ExpenseExampleYear03	222
5 Yrs	rr_ExpenseExampleYear05	404
10 Yrs	rr_ExpenseExampleYear10	$ 932
Voya Index Solution 2050 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.68%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 69
3 Yrs	rr_ExpenseExampleYear03	269
5 Yrs	rr_ExpenseExampleYear05	486
10 Yrs	rr_ExpenseExampleYear10	$ 1,109
Voya Index Solution 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2055 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
15.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2055 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.15	0.15	0.15	0.15
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.00	0.50	0.75	0.90
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.76	0.26	0.51	0.66
Reimbursements
1Expense information has been restated to reflect current contractual rates.
2
3
4
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
16.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2055 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$78	295	529	1,203
I	$27	136	256	605
S	$52	216	393	908
S2	$67	263	475	1,086

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2055 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.76%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 78
3 Yrs	rr_ExpenseExampleYear03	295
5 Yrs	rr_ExpenseExampleYear05	529
10 Yrs	rr_ExpenseExampleYear10	$ 1,203
Voya Index Solution 2055 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.26%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 27
3 Yrs	rr_ExpenseExampleYear03	136
5 Yrs	rr_ExpenseExampleYear05	256
10 Yrs	rr_ExpenseExampleYear10	$ 605
Voya Index Solution 2055 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.51%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 52
3 Yrs	rr_ExpenseExampleYear03	216
5 Yrs	rr_ExpenseExampleYear05	393
10 Yrs	rr_ExpenseExampleYear10	$ 908
Voya Index Solution 2055 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.66%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 67
3 Yrs	rr_ExpenseExampleYear03	263
5 Yrs	rr_ExpenseExampleYear05	475
10 Yrs	rr_ExpenseExampleYear10	$ 1,086
Voya Index Solution 2060 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2060 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
17.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2060 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class	ADV	I	S	S2
Management Fees2%	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees %	0.50	None	0.25	0.40
Other Expenses %	0.21	0.21	0.21	0.21
Acquired Fund Fees and Expenses %	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses3%	1.06	0.56	0.81	0.96
Waivers and Reimbursements4%	(0.24)	(0.24)	(0.24)	(0.24)
Total Annual Fund Operating Expenses After Waivers and %	0.82	0.32	0.57	0.72
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
18.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2060 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$84	313	561	1,272
I	$33	155	289	678
S	$58	235	426	979
S2	$74	282	507	1,156

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2060 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.82%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 84
3 Yrs	rr_ExpenseExampleYear03	313
5 Yrs	rr_ExpenseExampleYear05	561
10 Yrs	rr_ExpenseExampleYear10	$ 1,272
Voya Index Solution 2060 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.32%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 33
3 Yrs	rr_ExpenseExampleYear03	155
5 Yrs	rr_ExpenseExampleYear05	289
10 Yrs	rr_ExpenseExampleYear10	$ 678
Voya Index Solution 2060 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.57%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 58
3 Yrs	rr_ExpenseExampleYear03	235
5 Yrs	rr_ExpenseExampleYear05	426
10 Yrs	rr_ExpenseExampleYear10	$ 979
Voya Index Solution 2060 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.72%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 74
3 Yrs	rr_ExpenseExampleYear03	282
5 Yrs	rr_ExpenseExampleYear05	507
10 Yrs	rr_ExpenseExampleYear10	$ 1,156
Voya Index Solution 2065 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA PARTNERS, INC.
Voya Index Solution 2065 Portfolio
(each, a "Portfolio" and collectively, the "Portfolios")
Supplement dated October 21, 2022
to the Portfolios' Adviser Class, Initial Class, Service Class, and Service 2 Class Shares'
Prospectus, dated May 1, 2022
(the "Prospectus")
On September 29, 2022, the Board of Directors of Voya Partners, Inc. approved modifications with respect to the Portfolios' expense limits, effective October 1, 2022.
Effective immediately, the Prospectus is revised as follows:
19.The sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses" in Voya Index Solution 2065 Portfolio's Summary Section is deleted and replaced with the following:
Annual Portfolio Operating Expenses1
 Expenses you pay each year as a % of the value of your investment
Class		ADV	I	S	S2
Management Fees2%		0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.36	0.36	0.36	0.36
Acquired Fund Fees and Expenses	%	0.16	0.16	0.16	0.16
Total Annual Fund Operating Expenses3%		1.22	0.72	0.97	1.12
Waivers and Reimbursements4%		(0.42)	(0.42)	(0.42)	(0.42)
Total Annual Fund Operating Expenses After Waivers and	%	0.80	0.30	0.55	0.70
Reimbursements
1
2
3
4
Expense information has been restated to reflect current contractual rates.
The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.
20.The table in the sub-section of the Prospectus entitled "Fees and Expenses of the Portfolio - Expense Example" in Voya Index Solution 2065 Portfolio's Summary Section is deleted and replaced with the following:
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$82	346	630	1,440
I	$31	188	359	855
S	$56	267	495	1,151
S2	$72	314	576	1,326

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Voya Index Solution 2065 Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 82
3 Yrs	rr_ExpenseExampleYear03	346
5 Yrs	rr_ExpenseExampleYear05	630
10 Yrs	rr_ExpenseExampleYear10	$ 1,440
Voya Index Solution 2065 Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.30%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 31
3 Yrs	rr_ExpenseExampleYear03	188
5 Yrs	rr_ExpenseExampleYear05	359
10 Yrs	rr_ExpenseExampleYear10	$ 855
Voya Index Solution 2065 Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.55%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 56
3 Yrs	rr_ExpenseExampleYear03	267
5 Yrs	rr_ExpenseExampleYear05	495
10 Yrs	rr_ExpenseExampleYear10	$ 1,151
Voya Index Solution 2065 Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1],[4]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.70%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 72
3 Yrs	rr_ExpenseExampleYear03	314
5 Yrs	rr_ExpenseExampleYear05	576
10 Yrs	rr_ExpenseExampleYear10	$ 1,326

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The Portfolio's Management Fee structure is a "bifurcated fee" structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.74%, 0.24%, 0.49%, and 0.64% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2024. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses. Termination or modification of this obligation requires approval by the Portfolio's board.